Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Receivables from related parties	$ 14,020	$ 6,669
Equity method investments	$ 289,161	$ 269,013
Nonfinancial companies | Minimum
Related Party Transaction [Line Items]
Ownership interests (as a percent)	5.00%
Nonfinancial companies | Maximum
Related Party Transaction [Line Items]
Ownership interests (as a percent)	44.00%